Establishment and Operations (Tables)	12 Months Ended
Jun. 30, 2025
Establishment And Operations
Schedule of Proceeds Raised and Issuance Costs Incurred Related to the Business Combination

The following table summarizes the proceeds raised and issuance costs incurred related to the Business Combination on 30 March 2024:

	Number of
	shares	AUD
Shares issued to SPAC public investors (Note 12)	1,066,168	3,024,210
Shares issued to SPAC Founders (Note 12)	2,666,900	-
	3,733,068	3,024,210

Cash from reverse recapitalization	-	3,024,191
SPAC reverse recapitalization professional fees	-	(1,315,013)
Net proceeds from reverse recapitalization	-	1,709,178